Risks and Uncertainties	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Custodian holds the Plan's investments and executes all investment transactions. The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market volatility and credit risks. The Plan attempts to limit these risks by authorizing and offering participants a broad range of investment options that are invested in high quality securities or are offered and administered by reputable and known investment companies. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported on the Statements of Net Assets Available for Benefits. The Plan's exposure to a concentration of risk is limited by the diversification of investments across multiple investment fund options. Additionally, the investments within each investment fund option are further diversified into varied financial instruments.